Condensed Financial Information of Registrant Prudential plc - Statements of Changes in Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance at beginning of year	$ 17,264	$ 22,119	$ 19,669
Total comprehensive income for the year
Profit for the year	998	(2,042)	2,118
Total comprehensive (loss) income, attributable to equity holders of the Company	280	(4,006)	2,657
Transactions with owners, recorded directly in equity
New share capital subscribed	(4)	2,382	13
Share-based payment transactions	24	46	89
Demerger dividend in specie of Jackson		(1,735)
Dividends	(482)	(430)	(832)
Balance at end of year	17,127	17,264	22,119
Share capital
Balance at beginning of year	182	173	172
Transactions with owners, recorded directly in equity
New share capital subscribed		9	1
Balance at end of year	182	182	173
Share premium
Balance at beginning of year	5,010	2,637	2,625
Transactions with owners, recorded directly in equity
New share capital subscribed	(4)	2,373	12
Balance at end of year	5,006	5,010	2,637
Retained earnings
Balance at beginning of year	10,216	14,424	13,575
Transactions with owners, recorded directly in equity
Share-based payment transactions	24	46	89
Demerger dividend in specie of Jackson		(1,735)
Dividends	(474)	(421)	(814)
Balance at end of year	10,810	10,216	14,424
Prudential plc
Balance at beginning of year	15,650	12,286	13,173
Total comprehensive income for the year
Profit for the year	455	2,648	(85)
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income	(125)	273
Total comprehensive (loss) income, attributable to equity holders of the Company	330	2,921	(85)
Transactions with owners, recorded directly in equity
New share capital subscribed	(4)	2,382	13
Share-based payment transactions	40	217	(1)
Demerger dividend in specie of Jackson		(1,735)
Dividends	(474)	(421)	(814)
Total contributions by and distributions to owners	(438)	443	(802)
Balance at end of year	15,542	15,650	12,286
Prudential plc | Share capital
Balance at beginning of year	182	173	172
Transactions with owners, recorded directly in equity
New share capital subscribed		9	1
Total contributions by and distributions to owners		9	1
Balance at end of year	182	182	173
Prudential plc | Share premium
Balance at beginning of year	5,010	2,637	2,625
Transactions with owners, recorded directly in equity
New share capital subscribed	(4)	2,373	12
Total contributions by and distributions to owners	(4)	2,373	12
Balance at end of year	5,006	5,010	2,637
Prudential plc | Retained earnings
Balance at beginning of year	10,458	9,476	10,376
Total comprehensive income for the year
Profit for the year	455	2,648
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income	(125)	273
Total comprehensive (loss) income, attributable to equity holders of the Company	330	2,921	(85)
Transactions with owners, recorded directly in equity
Share-based payment transactions	40	217	(1)
Demerger dividend in specie of Jackson		(1,735)
Dividends	(474)	(421)	(814)
Total contributions by and distributions to owners	(434)	(1,939)	(815)
Balance at end of year	$ 10,354	$ 10,458	$ 9,476